Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,146,000
Previously Paid Amount	0.00
Total Fee Amount	986.86
Total Offset Amount	0.00
Net Fee	986.86
Narrative - Max Aggregate Offering Price	$ 7,146,000
Final Prospectus	true